Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
1.125% Convertible Notes
Derivative [Line Items]
Percentage of contractual interest rate on Notes	1.125%	1.125%
1.125% Call Option
Derivative [Line Items]
Percentage of contractual interest rate on Call Option	1.125%	1.125%	1.125%
Current assets | 1.125% Call Option
Derivative [Line Items]
Derivative assets	$ 0	$ 374		$ 0
Non-current assets | 1.125% Call Option
Derivative [Line Items]
Derivative assets	226	0		329
Current liabilities | 1.125% Conversion Option derivative liability
Derivative [Line Items]
Derivative liabilities	0	374		0
Non-current liabilities | 1.125% Conversion Option derivative liability
Derivative [Line Items]
Derivative liabilities	$ 226	$ 0		$ 329